UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-04098
Name of Registrant: Vanguard Chester Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: Septebmer 30
Date of reporting period: December 31, 2015
Item 1: Schedule of Investments

Vanguard PRIMECAP Fund

Schedule of Investments
As of December 31, 2015

			Market
			Value
		Shares	($000)
Common Stocks (96.9%)
Consumer Discretionary (8.2%)
	L Brands Inc.	10,408,518	997,344
	TJX Cos. Inc.	6,875,000	487,506
	Ross Stores Inc.	9,045,200	486,722
	Walt Disney Co.	4,450,000	467,606
	Sony Corp. ADR	16,865,000	415,048
	Carnival Corp.	7,176,500	390,976
*	Amazon.com Inc.	188,065	127,111
	Royal Caribbean Cruises Ltd.	1,250,000	126,512
*	Bed Bath & Beyond Inc.	2,300,975	111,022
	Time Warner Cable Inc.	293,304	54,434
	VF Corp.	772,400	48,082
	Whirlpool Corp.	325,000	47,733
	Newell Rubbermaid Inc.	475,000	20,938
	Las Vegas Sands Corp.	400,000	17,536
*	CarMax Inc.	161,100	8,695
	Marriott International Inc. Class A	120,000	8,045
	Hilton Worldwide Holdings Inc.	220,000	4,708
	Comcast Corp. Class A	52,800	2,980
			3,822,998
Consumer Staples (0.6%)
	CVS Health Corp.	2,249,065	219,891
	Tyson Foods Inc. Class A	835,000	44,531
			264,422
Energy (1.4%)
	Schlumberger Ltd.	2,935,900	204,779
	EOG Resources Inc.	2,220,000	157,154
^	Transocean Ltd.	9,657,079	119,555
	Noble Energy Inc.	2,600,000	85,618
	Exxon Mobil Corp.	615,000	47,939
	National Oilwell Varco Inc.	580,000	19,424
*	Cameron International Corp.	186,200	11,768
	Cabot Oil & Gas Corp.	290,000	5,130
*	Southwestern Energy Co.	700,000	4,977
	Encana Corp.	500,000	2,545
*	Petroleo Brasileiro SA ADR Type A	600,000	2,040
*,^ Petroleo Brasileiro SA ADR		400,000	1,720
			662,649
Financials (6.1%)
	Charles Schwab Corp.	25,733,100	847,391
	Marsh & McLennan Cos. Inc.	10,838,782	601,010
	Wells Fargo & Co.	9,070,000	493,045
	JPMorgan Chase & Co.	5,231,200	345,416
	Progressive Corp.	6,453,000	205,205
	US Bancorp	2,841,000	121,226
	CME Group Inc.	806,150	73,037
	Discover Financial Services	1,076,100	57,701
	Chubb Corp.	245,000	32,497

American Express Co.	422,100	29,357
		2,805,885
Health Care (28.7%)
* Biogen Inc.	9,455,200	2,896,601
Amgen Inc.	15,537,800	2,522,251
Eli Lilly & Co.	29,110,000	2,452,809
Roche Holding AG	5,681,300	1,574,336
Novartis AG ADR	12,353,965	1,062,935
Medtronic plc	8,626,952	663,585
Johnson & Johnson	5,889,500	604,969
* Boston Scientific Corp.	27,842,560	513,417
Thermo Fisher Scientific Inc.	2,625,600	372,441
Abbott Laboratories	6,617,234	297,180
GlaxoSmithKline plc ADR	3,100,000	125,085
Sanofi ADR	1,575,000	67,174
AbbVie Inc.	735,000	43,541
Agilent Technologies Inc.	880,500	36,814
Zimmer Biomet Holdings Inc.	340,000	34,881
Stryker Corp.	250,000	23,235
AstraZeneca plc ADR	121,100	4,111
		13,295,365
Industrials (14.9%)
1 Southwest Airlines Co.	34,210,300	1,473,096
FedEx Corp.	9,481,068	1,412,584
Airbus Group SE	11,021,564	742,718
1 Alaska Air Group Inc.	6,431,800	517,824
Honeywell International Inc.	3,410,000	353,174
* United Continental Holdings Inc.	5,380,800	308,320
Caterpillar Inc.	4,110,000	279,316
Union Pacific Corp.	3,567,400	278,971
Delta Air Lines Inc.	4,538,000	230,031
United Parcel Service Inc. Class B	2,181,070	209,884
Deere & Co.	2,570,500	196,052
American Airlines Group Inc.	4,549,600	192,676
Boeing Co.	1,275,000	184,352
United Technologies Corp.	1,087,000	104,428
CH Robinson Worldwide Inc.	1,280,000	79,386
Pentair plc	1,480,000	73,304
Safran SA	1,036,800	71,231
CSX Corp.	2,365,000	61,372
Rockwell Automation Inc.	350,000	35,913
Expeditors International of Washington Inc.	750,000	33,825
* Hertz Global Holdings Inc.	2,090,000	29,741
Norfolk Southern Corp.	96,287	8,145
Tyco International plc	200,000	6,378
Republic Services Inc. Class A	17,000	748
		6,883,469
Information Technology (34.3%)
Microsoft Corp.	38,467,300	2,134,166
* Adobe Systems Inc.	21,161,770	1,987,937
Texas Instruments Inc.	34,447,100	1,888,046
* Alphabet Inc. Class A	1,419,843	1,104,652
* Alphabet Inc. Class C	1,425,903	1,082,089
* Alibaba Group Holding Ltd. ADR	8,185,900	665,268
Intel Corp.	17,810,500	613,572
Intuit Inc.	4,850,000	468,025

	QUALCOMM Inc.		9,130,050	456,366
	EMC Corp.		17,094,600	438,989
	Hewlett Packard Enterprise Co.		27,720,885	421,357
	NVIDIA Corp.		12,675,000	417,768
	KLA-Tencor Corp.		6,012,300	416,953
*	Micron Technology Inc.		29,132,628	412,518
	NetApp Inc.		14,180,700	376,214
	HP Inc.		30,969,885	366,683
	Cisco Systems Inc.		13,209,750	358,711
	Telefonaktiebolaget LM Ericsson ADR		36,198,004	347,863
	Oracle Corp.		7,410,000	270,687
	Activision Blizzard Inc.		6,183,300	239,356
	Visa Inc. Class A		2,985,000	231,487
1	Plantronics Inc.		3,701,500	175,525
	SanDisk Corp.		2,211,416	168,045
	Broadcom Corp. Class A		2,450,000	141,659
	Analog Devices Inc.		2,260,000	125,023
*	BlackBerry Ltd.		10,438,600	96,870
	Corning Inc.		5,243,200	95,846
*	PayPal Holdings Inc.		1,688,200	61,113
	Apple Inc.		552,000	58,103
	MasterCard Inc. Class A		532,500	51,844
*	eBay Inc.		1,688,200	46,392
*	Yahoo! Inc.		1,148,100	38,186
*	Entegris Inc.		2,583,472	34,283
*	Rambus Inc.		2,685,000	31,119
*	salesforce.com inc		277,300	21,740
	Applied Materials Inc.		970,000	18,110
*	Keysight Technologies Inc.		340,000	9,632
	ASML Holding NV		98,175	8,715
*	Twitter Inc.		161,000	3,726
				15,884,638
Materials (1.8%)
	Monsanto Co.		6,150,125	605,910
	Potash Corp. of Saskatchewan Inc.		5,619,200	96,201
	Praxair Inc.		925,000	94,720
	Celanese Corp. Class A		535,000	36,021
	LyondellBasell Industries NV Class A		9,400	816
				833,668
Telecommunication Services (0.9%)
	AT&T Inc.		12,371,642	425,708
Total Common Stocks (Cost $21,619,306)				44,878,802
		Coupon
Temporary Cash Investment (3.5%)
Money Market Fund (3.5%)
[2,3] Vanguard Market Liquidity Fund (Cost $1,644,075)		0.363%	1,644,075,072	1,644,075
Total Investments (100.4%) (Cost $23,263,381)				46,522,877
Other Assets and Liabilities-Net (-0.4%)[3]				(187,636)
Net Assets (100%)				46,335,241

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $55,987,000.
1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

3 Includes $58,975,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of December 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	42,490,517	2,388,285	—
Temporary Cash Investments	1,644,075	—	—
Total	44,134,592	2,388,285	—

D. At December 31, 2015, the cost of investment securities for tax purposes was $23,263,381,000. Net unrealized appreciation of investment securities for tax purposes was $23,259,496,000, consisting of unrealized gains of $24,354,912,000 on securities that had risen in value since their purchase and $1,095,416,000 in unrealized losses on securities that had fallen in value since their purchase.

PRIMECAP Fund

E. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions
			Proceeds			Dec. 31,
	Sept. 30, 2015		from		Capital Gain	2015
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Alaska Air Group Inc.	528,883	—	17,332	1,306	—	517,824
Plantronics Inc.	188,221	—	—	555	—	175,525
Southwest Airlines Co.	1,300,903	531	—	2,565	—	1,473,096
Vanguard Market Liquidity	1,481,214	NA2	NA2	788	—	1,644,075
Fund
Total	3,499,221			5,214	—	3,810,520
1 Includes net realized gain (loss) on affiliated investment securities sold of $2,538,000.
2	Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Target Retirement Income Fund

Schedule of Investments
As of December 31, 2015

		Market
		Value
	Shares	($000)
Investment Companies (100.1%)
U.S. Stock Fund (17.8%)
Vanguard Total Stock Market Index Fund Investor Shares	36,184,983	1,837,474

International Stock Fund (12.0%)
Vanguard Total International Stock Index Fund Investor Shares	85,073,584	1,232,716

U.S. Bond Funds (54.3%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	362,737,169	3,845,014
Vanguard Short-Term Inflation-Protected Securities Index Fund Investor Shares	72,198,518	1,742,872
		5,587,886
International Bond Fund (16.0%)
Vanguard Total International Bond Index Fund Investor Shares	156,242,278	1,648,356

Total Investments (100.1%) (Cost $9,328,014)		10,306,432
Other Assets and Liabilities-Net (-0.1%)		(10,884)
Net Assets (100%)		10,295,548
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2015, 100% of the market value of the fund's investments was determined based on Level 1 inputs C. At December 31, 2015, the cost of investment securities for tax purposes was $9,328,014,000. Net unrealized appreciation of investment securities for tax purposes was $978,418,000, consisting of unrealized gains of $1,074,621,000 on securities that had risen in value since their purchase and $96,203,000 in unrealized losses on securities that had fallen in value since their purchase.

Target Retirement Income Fund

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

			Current Period Transactions
	Sept. 30,		Proceeds			Dec. 31,
	2015		from		Capital Gain	2015
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Short-Term Inflation-
Protected Securities Fund	1,779,726	1,790	32,015	—	—	1,742,872
Vanguard Total Bond Market II
Index Fund	4,004,448	50,884	151,612	23,685	5,783	3,845,014
Vanguard Total International
Bond Index Fund	1,687,462	14,587	50,587	10,270	—	1,648,356
Vanguard Total International
Stock Index Fund	1,233,178	29,233	55,115	9,418	—	1,232,716
Vanguard Total Stock Market
Index Fund	1,935,693	26,599	236,518	9,796	—	1,837,474

Total
	10,640,507	123,093	525,847	53,169	5,783	10,306,432
1 Includes net realized gain (loss) on affiliated investment securities sold of $58,304,000

Vanguard Target Retirement 2010 Fund

Schedule of Investments
As of December 31, 2015

		Market
		Value
	Shares	($000)
Investment Companies (100.2%)
U.S. Stock Fund (20.5%)
Vanguard Total Stock Market Index Fund Investor Shares	23,454,320	1,191,010

International Stock Fund (13.5%)
Vanguard Total International Stock Index Fund Investor Shares	54,390,850	788,123

U.S. Bond Funds (50.8%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	195,851,710	2,076,028
Vanguard Short-Term Inflation-Protected Securities Index Fund Investor Shares	36,461,763	880,187
		2,956,215
International Bond Fund (15.4%)
Vanguard Total International Bond Index Fund Investor Shares	85,131,705	898,140

Total Investment Companies (Cost $5,156,785)		5,833,488
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.363% (Cost $2,085)	2,084,634	2,085

Total Investments (100.2%) (Cost $5,158,870)		5,835,573
Other Assets and Liabilities-Net (-0.2%)		(11,002)
Net Assets (100%)		5,824,571
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2015, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At December 31, 2015, the cost of investment securities for tax purposes was $5,158,870,000. Net unrealized appreciation of investment securities for tax purposes was $676,703,000, consisting of unrealized gains of $720,057,000 on securities that had risen in value since their purchase and $43,354,000 in unrealized losses on securities that had fallen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

Target Retirement 2010 Fund

		Current Period Transactions
	Sept. 30,		Proceeds			Dec. 31,
	2015		from		Capital Gain	2015
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity
Fund	2,851	NA2	NA2	—	—	2,085
Vanguard Short-Term Inflation-
Protected Securities Fund	914,950	4,125	35,496	—	—	880,187
Vanguard Total Bond Market II
Index Fund	2,183,777	47,752	123,444	12,958	3,120	2,076,028
Vanguard Total International
Bond Index Fund	927,963	6,925	35,089	5,624	—	898,140
Vanguard Total International
Stock Index Fund	835,177	7,037	72,020	6,050	—	788,123
Vanguard Total Stock Market
Index Fund	1,286,888	11,024	180,630	6,311	—	1,191,010

Total
	6,151,606	76,863	446,679	30,943	3,120	5,835,573
1 Includes net realized gain (loss) on affiliated investment securities sold of $53,714,000
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Target Retirement 2015 Fund

Schedule of Investments
As of December 31, 2015

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (29.3%)
Vanguard Total Stock Market Index Fund Investor Shares	104,540,295	5,308,556

International Stock Fund (19.0%)
Vanguard Total International Stock Index Fund Investor Shares	238,496,060	3,455,808

U.S. Bond Funds (38.8%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	513,632,346	5,444,503
Vanguard Short-Term Inflation-Protected Securities Index Fund Investor Shares	65,645,963	1,584,693
		7,029,196
International Bond Fund (12.9%)
Vanguard Total International Bond Index Fund Investor Shares	221,634,943	2,338,249

Total Investments (100.0%) (Cost $15,260,721)		18,131,809
Other Assets and Liabilities-Net (0.0%)		(6,195)
Net Assets (100%)		18,125,614
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2015, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At December 31, 2015, the cost of investment securities for tax purposes was $15,260,721,000. Net unrealized appreciation of investment securities for tax purposes was $2,871,088,000, consisting of unrealized gains of $3,035,666,000 on securities that had risen in value since their purchase and $164,578,000 in unrealized losses on securities that had fallen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

Target Retirement 2015 Fund

		Current Period Transactions
			Proceeds			Dec. 31,
	Sept. 30, 2015		from		Capital Gain	2015
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Short-Term
Inflation-Protected Securities
Fund	1,611,487	22,699	43,372	—	—	1,584,693
Vanguard Total Bond Market
II Index Fund	5,651,159	131,478	254,814	33,809	8,182	5,444,503
Vanguard Total International
Bond Index Fund	2,410,427	39,089	106,871	14,619	—	2,338,249
Vanguard Total International
Stock Index Fund	3,664,850	32,358	318,758	26,729	—	3,455,808
Vanguard Total Stock Market
Index Fund	5,530,138	51,320	590,939	28,024	—	5,308,556
Total	18,868,061	276,944	1,314,754	103,181	8,182	18,131,809
1 Includes net realized gain (loss) on affiliated investment securities sold of $192,681,000

Vanguard Target Retirement 2020 Fund

Schedule of Investments
As of December 31, 2015

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (35.6%)
Vanguard Total Stock Market Index Fund Investor Shares	183,321,489	9,309,065

International Stock Fund (23.1%)
Vanguard Total International Stock Index Fund Investor Shares	417,157,497	6,044,612

U.S. Bond Funds (29.2%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	697,042,735	7,388,653
Vanguard Short-Term Inflation-Protected Securities Index Fund Investor Shares	9,931,003	239,734
		7,628,387
International Bond Fund (12.1%)
Vanguard Total International Bond Index Fund Investor Shares	300,740,733	3,172,815

Total Investment Companies (Cost $22,218,797)		26,154,879
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.363% (Cost $11,606)	11,605,591	11,606

Total Investments (100.1%) (Cost $22,230,403)		26,166,485
Other Assets and Liabilities-Net (-0.1%)		(19,526)
Net Assets (100%)		26,146,959
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2015, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At December 31, 2015, the cost of investment securities for tax purposes was $22,230,403,000. Net unrealized appreciation of investment securities for tax purposes was $3,936,082,000, consisting of unrealized gains of $4,284,602,000 on securities that had risen in value since their purchase and $348,520,000 in unrealized losses on securities that had fallen in value since their purchase.

Target Retirement 2020 Fund

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Sept. 30,		Proceeds			Dec. 31,
	2015		from		Capital Gain	2015
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity
Fund	3,128	NA2	NA2	2	—	11,606
Vanguard Short-Term
Inflation-Protected Securities
Index Fund	121,747	125,279	6,172	—	—	239,734
Vanguard Total Bond Market II
Index Fund	7,500,945	350,944	350,196	45,525	11,069	7,388,653
Vanguard Total International
Bond Index Fund	3,197,336	106,894	125,363	19,754	—	3,172,815
Vanguard Total International
Stock Index Fund	6,286,631	69,948	438,674	46,926	—	6,044,612
Vanguard Total Stock Market
Index Fund	9,578,982	133,304	950,241	48,939	—	9,309,065

Total
	26,688,769	786,369	1,870,646	161,146	11,069	26,166,485
1 Includes net realized gain (loss) on affiliated investment securities sold of $232,347,000
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Target Retirement 2025 Fund

Schedule of Investments
As of December 31, 2015

		Market
		Value
	Shares	($000)
Investment Companies (100.1%)
U.S. Stock Fund (40.2%)
Vanguard Total Stock Market Index Fund Investor Shares	236,063,016	11,987,280

International Stock Fund (26.4%)
Vanguard Total International Stock Index Fund Investor Shares	542,828,113	7,865,579

U.S. Bond Fund (23.5%)
1 Vanguard Total Bond Market II Index Fund	659,180,040	6,987,308

International Bond Fund (10.0%)
Vanguard Total International Bond Index Fund Investor Shares	281,952,786	2,974,602

Total Investment Companies (Cost $24,509,281)		29,814,769
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.363% (Cost $14,876)	14,875,797	14,876

Total Investments (100.1%) (Cost $24,524,157)		29,829,645
Other Assets and Liabilities-Net (-0.1%)		(42,663)
Net Assets (100%)		29,786,982
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2015, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At December 31, 2015, the cost of investment securities for tax purposes was $24,524,157,000. Net unrealized appreciation of investment securities for tax purposes was $5,305,488,000, consisting of unrealized gains of $5,787,169,000 on securities that had risen in value since their purchase and $481,681,000 in unrealized losses on securities that had fallen in value since their purchase.

Target Retirement 2025 Fund

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Sept. 31,		Proceeds			Dec. 31,
	2015		from		Capital Gain	2015
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
					—
Vanguard Market Liquidity Fund	6,905	NA2	NA2	2		14,876
Vanguard Total Bond Market II
Index Fund	6,992,554	397,884	297,949	42,494	10,424	6,987,308
Vanguard Total International Bond					—
Index Fund	2,969,760	89,188	78,465	18,403		2,974,602
Vanguard Total International Stock					—
Index Fund	8,033,865	128,052	456,770	60,206		7,865,579
Vanguard Total Stock Market					—
Index Fund	12,055,309	108,590	867,413	62,985		11,987,280
Total	30,058,393	723,714	1,700,597	184,090	10,424	29,829,645
1 Includes net realized gain (loss) on affiliated investment securities sold of $258,329,000
2 Not applicable — purchases and sales are for temporary cash investment purposes.

Vanguard Target Retirement 2030 Fund

Schedule of Investments
As of December 31, 2015

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (44.8%)
Vanguard Total Stock Market Index Fund Investor Shares	198,966,063	10,103,497

International Stock Fund (29.2%)
Vanguard Total International Stock Index Fund Investor Shares	455,756,733	6,603,915

U.S. Bond Fund (18.3%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	389,200,058	4,125,521

International Bond Fund (7.7%)
Vanguard Total International Bond Index Fund Investor Shares	165,158,951	1,742,427

Total Investment Companies (Cost $18,623,827)		22,575,360
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.363% (Cost $16,519)	16,519,000	16,519

Total Investments (100.1%) (Cost $18,640,346)		22,591,879
Other Assets and Liabilities-Net (-0.1%)		(30,127)
Net Assets (100%)		22,561,752
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2015, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At December 31, 2015, the cost of investment securities for tax purposes was $18,640,346,000. Net unrealized appreciation of investment securities for tax purposes was $3,951,533,000, consisting of unrealized gains of $4,400,313,000 on securities that had risen in value since their purchase and $448,780,000 in unrealized losses on securities that had fallen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

Target Retirement 2030 Fund

			Current Period Transactions
	Sept. 30,		Proceeds			Dec. 31,
	2015		from		Capital Gain	2015
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)

Vanguard Market Liquidity Fund
	—	NA2	NA2	2	—	16,519
Vanguard Total Bond Market II
Index Fund	4,079,108	377,464	269,107	25,049	6,118	4,125,521
Vanguard Total International Bond					—
Index Fund	1,729,322	96,584	79,812	10,902		1,742,427
Vanguard Total International Stock					—
Index Fund	6,746,275	128,662	403,193	51,064		6,603,915
Vanguard Total Stock Market Index					—
Fund	10,120,273	148,360	745,539	53,051		10,103,497

Total
	22,674,978	751,070	1,497,651	140,069	6,118	22,591,879
1 Includes net realized gain (loss) on affiliated investment securities sold of $180,500,000
2 Not applicable — purchases and sales are for temporary cash investment purposes.

Vanguard Target Retirement 2035 Fund

Schedule of Investments
As of December 31, 2015

		Market
		Value
	Shares	($000)
Investment Companies (100.1%)
U.S. Stock Fund (49.2%)
Vanguard Total Stock Market Index Fund Investor Shares	220,124,300	11,177,912

International Stock Fund (32.5%)
Vanguard Total International Stock Index Fund Investor Shares	508,447,717	7,367,407

U.S. Bond Fund (13.0%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	277,474,449	2,941,229

International Bond Fund (5.4%)
Vanguard Total International Bond Index Fund Investor Shares	116,686,403	1,231,042

Total Investment Companies (Cost $18,105,511)		22,717,590
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.363% (Cost $10,150)	10,149,797	10,150

Total Investments (100.1%) (Cost $18,115,661)		22,727,740
Other Assets and Liabilities-Net (-0.1%)		(33,749)
Net Assets (100%)		22,693,991
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2015, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At December 31, 2015, the cost of investment securities for tax purposes was $18,115,661,000. Net unrealized appreciation of investment securities for tax purposes was $4,612,079,000, consisting of unrealized gains of $5,125,408,000 on securities that had risen in value since their purchase and $513,329,000 in unrealized losses on securities that had fallen in value since their purchase.

Target Retirement 2035 Fund

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Sept. 30,		Proceeds			Dec. 31,
	2015		from		Capital Gain	2015
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity
Fund	9,770	NA2	NA2	2	—	10,150
Vanguard Total Bond Market III
Index Fund	2,902,432	251,032	168,295	17,736	4,338	2,941,229
Vanguard Total International
Bond Index Fund	1,226,912	62,773	56,170	7,667	—	1,231,042
Vanguard Total International
Stock Index Fund	7,467,258	114,593	359,771	56,374		7,367,407
Vanguard Total Stock Market
Index Fund	11,210,334	87,424	761,681	58,796		11,177,912
Total	22,816,706	515,823	1,345,917	140,576	4,338	22,727,740
1 Includes net realized gain (loss) on affiliated investment securities sold of $144,059,000
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Target Retirement 2040 Fund

Schedule of Investments
As of December 31, 2015

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (53.6%)
Vanguard Total Stock Market Index Fund Investor Shares	164,823,384	8,369,731

International Stock Fund (35.3%)
Vanguard Total International Stock Index Fund Investor Shares	379,873,235	5,504,363

U.S. Bond Fund (7.8%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	115,204,097	1,221,163

International Bond Fund (3.3%)
Vanguard Total International Bond Index Fund Investor Shares	48,212,581	508,643

Total Investment Companies (Cost $12,585,124)		15,603,900
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.363% (Cost $12,213)	12,213,000	12,213

Total Investments (100.1%) (Cost $12,597,337)		15,616,113
Other Assets and Liabilities-Net (-0.1%)		(11,716)
Net Assets (100%)		15,604,397
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2015, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At December 31, 2015, the cost of investment securities for tax purposes was $12,597,337,000. Net unrealized appreciation of investment securities for tax purposes was $3,018,776,000, consisting of unrealized gains of $3,449,350,000 on securities that had risen in value since their purchase and $430,574,000 in unrealized losses on securities that had fallen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

Target Retirement 2040 Fund

		Current Period Transactions
	Sept. 30,		Proceeds			Dec. 31,
	2015		from		Capital Gain	2015
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity
Fund	6,418	NA2	NA2	7	—	12,213
Vanguard Total Bond Market II
Index Fund	1,173,838	178,682	113,204	7,255	1,785	1,221,163
Vanguard Total International
Bond Index Fund	501,647	51,429	43,391	3,152	—	508,643
Vanguard Total International
Stock Index Fund	5,615,266	131,575	349,951	42,550	—	5,504,363
Vanguard Total Stock Market
Index Fund	8,429,903	115,013	656,430	43,953	—	8,369,731
Total	15,727,072	476,699	1,162,976	96,917	1,785	15,616,113
1 Includes net realized gain (loss) on affiliated investment securities sold of $ 110,046,000.
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Target Retirement 2045 Fund

Schedule of Investments
As of December 31, 2015

		Market
		Value
	Shares	($000)
Investment Companies (100.1%)
U.S. Stock Fund (54.2%)
Vanguard Total Stock Market Index Fund Investor Shares	152,911,070	7,764,824

International Stock Fund (35.8%)
Vanguard Total International Stock Index Fund Investor Shares	354,431,691	5,135,715

U.S. Bond Fund (7.1%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	96,153,703	1,019,229

International Bond Fund (3.0%)
Vanguard Total International Bond Index Fund Investor Shares	40,967,298	432,205

Total Investment Companies (Cost $11,414,561)		14,351,973
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.363% (Cost $13,979)	13,979,000	13,979

Total Investments (100.2%) (Cost $11,428,540)		14,365,952
Other Assets and Liabilities-Net (-0.2%)		(21,648)
Net Assets (100%)		14,344,304
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2015, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At December 31, 2015, the cost of investment securities for tax purposes was $11,428,540,000. Net unrealized appreciation of investment securities for tax purposes was $2,937,412,000, consisting of unrealized gains of $3,350,190,000 on securities that had risen in value since their purchase and $412,778,000 in unrealized losses on securities that had fallen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

Target Retirement 2045 Fund

		Current Period Transactions
	Sept. 30,		Proceeds			Dec. 31,
	2015		from		Capital Gain	2015
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity
Fund	7,954	NA2	NA2	6	—	13,979
Vanguard Total Bond Market II
Index Fund	994,746	127,405	87,527	6,166	1,514	1,019,229
Vanguard Total International
Bond Index Fund	424,585	32,594	24,114	2,685	—	432,205
Vanguard Total International
Stock Index Fund	5,139,185	115,977	217,298	39,390	—	5,135,715
Vanguard Total Stock Market
Index Fund	7,719,752	82,103	479,017	40,677	—	7,764,824
Total	14,286,222	358,079	807,956	88,924	1,514	14,365,952
1 Includes net realized gain (loss) on affiliated investment securities sold of $ 118,750,000.
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Target Retirement 2050 Fund

Schedule of Investments
As of December 31, 2015

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (54.2%)
Vanguard Total Stock Market Index Fund Investor Shares	86,405,525	4,387,673

International Stock Fund (35.6%)
Vanguard Total International Stock Index Fund Investor Shares	198,584,597	2,877,491

U.S. Bond Fund (7.1%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	53,902,859	571,370

International Bond Fund (3.0%)
Vanguard Total International Bond Index Fund Investor Shares	23,162,250	244,362

Total Investment Companies (Cost $6,716,426)		8,080,896
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.363% (Cost $10,216)	10,216,480	10,216

Total Investments (100.0%) (Cost $6,726,642)		8,091,112
Other Assets and Liabilities-Net (0.0%)		(1,161)
Net Assets (100%)		8,089,951
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2015, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At December 31, 2015, the cost of investment securities for tax purposes was $6,726,642,000. Net unrealized appreciation of investment securities for tax purposes was $1,364,470,000, consisting of unrealized gains of $1,607,724,000 on securities that had risen in value since their purchase and $243,254,000 in unrealized losses on securities that had fallen in value since their purchase.

Target Retirement 2050 Fund

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Sept. 30,		Proceeds			Dec. 31,
	2015		from		Capital Gain	2015
	Market Purchases		Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)

Vanguard Market Liquidity Fund	7,079	NA2	NA2	4	—	10,216
Vanguard Total Bond Market II
Index Fund	547,705	97,825	65,622	3,448	848	571,370
Vanguard Total International
Bond Index Fund	238,108	17,968	11,183	1,525	—	244,362
Vanguard Total International
Stock Index Fund	2,839,964	109,111	124,504	22,145	—	2,877,491
Vanguard Total Stock Market
Index Fund	4,259,530	107,701	222,704	22,872	—	4,387,673

Total
	7,892,386	332,605	424,013	49,994	848	8,091,112
1 Includes net realized gain (loss) on affiliated investment securities sold of $11,311,000
2 Not applicable — purchases and sales are for temporary cash investment purposes.

Vanguard Target Retirement 2055 Fund

Schedule of Investments
As of December 31, 2015

		Market
		Value
	Shares	($000)
Investment Companies (100.1%)
U.S. Stock Fund (54.1%)
Vanguard Total Stock Market Index Fund Investor Shares	26,031,455	1,321,877

International Stock Fund (35.9%)
Vanguard Total International Stock Index Fund Investor Shares	60,633,826	878,584

U.S. Bond Fund (7.1%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	16,293,642	172,713

International Bond Fund (3.0%)
Vanguard Total International Bond Index Fund Investor Shares	6,980,120	73,640

Total Investment Companies (Cost $2,306,601)		2,446,814
Temporary Cash Investment (0.2%)
Money Market Fund (0.2%)
1 Vanguard Market Liquidity Fund, 0.363% (Cost $5,177)	5,177,109	5,177

Total Investments (100.3%) (Cost $2,311,778)		2,451,991
Other Assets and Liabilities-Net (-0.3%)		(7,293)
Net Assets (100%)		2,444,698
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2015, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At December 31, 2015, the cost of investment securities for tax purposes was $2,311,778,000. Net unrealized appreciation of investment securities for tax purposes was $140,213,000, consisting of unrealized gains of $232,979,000 on securities that had risen in value since their purchase and $92,766,000 in unrealized losses on securities that had fallen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

Target Retirement 2055 Fund

		Current Period Transactions
	Sept. 30,		Proceeds			Dec. 31,
	2015		from		Capital Gain	2015
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity
Fund	3,549	NA2	NA2	2	—	5,177
Vanguard Total Bond Market II
Index Fund	160,740	29,534	15,023	1,025	258	172,713
Vanguard Total International
Bond Index Fund	68,563	9,539	4,300	453	—	73,640
Vanguard Total International
Stock Index Fund	819,490	75,735	30,595	6,641	—	878,584
Vanguard Total Stock Market
Index Fund	1,228,841	74,510	51,069	6,860	—	1,321,877
Total	2,281,183	189,318	100,987	14,981	258	2,451,991
1 Includes net realized gain (loss) on affiliated investment securities sold of $ 1,217,000.
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Target Retirement 2060 Fund

Schedule of Investments
As of December 31, 2015

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (53.9%)
Vanguard Total Stock Market Index Fund Investor Shares	8,689,777	441,267

International Stock Fund (36.0%)
Vanguard Total International Stock Index Fund Investor Shares	20,329,028	294,568

U.S. Bond Fund (7.0%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	5,457,009	57,844

International Bond Fund (3.0%)
Vanguard Total International Bond Index Fund Investor Shares	2,338,270	24,669

Total Investment Companies (Cost $800,846)		818,348
Temporary Cash Investment (0.2%)
Money Market Fund (0.2%)
1 Vanguard Market Liquidity Fund, 0.363% (Cost $1,637)	1,637,131	1,637

Total Investments (100.1%) (Cost $802,483)		819,985
Other Assets and Liabilities-Net (-0.1%)		(1,141)
Net Assets (100%)		818,844
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2015, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At December 31, 2015, the cost of investment securities for tax purposes was $802,483,000. Net unrealized appreciation of investment securities for tax purposes was $17,502,000, consisting of unrealized gains of $50,516,000 on securities that had risen in value since their purchase and $33,014,000 in unrealized losses on securities that had fallen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

Target Retirement 2060 Fund

		Current Period Transactions
	Sept. 30,		Proceeds			Dec. 31,
	2015		from		Capital Gain	2015
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity
Fund	1,082	NA2	NA2	1	—	1,637
Vanguard Total Bond Market II
Index Fund	50,649	9,373	1,329	336	85	57,844
Vanguard Total International
Bond Index Fund	21,629	3,245	152	149	—	24,669
Vanguard Total International
Stock Index Fund	264,553	29,838	4,129	2,210	—	294,568
Vanguard Total Stock Market
Index Fund	396,067	31,112	8,424	2,284	—	441,267
Total	733,980	73,568	14,034	4,980	85	819,985
1 Includes net realized gain (loss) on affiliated investment securities sold of $ 740,000.
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Institutional Target Retirement 2010 Fund

Schedule of Investments
As of December 31, 2015

		Market
		Value
	Shares	($000)
Investment Companies (99.6%)
U.S. Stock Fund (20.1%)
Vanguard Total Stock Market Index Fund Institutional Shares	4,764,579	242,041

International Stock Fund (13.5%)
Vanguard Total International Stock Index Fund Investor Shares	11,210,011	162,433

U.S. Bond Funds (51.2%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	40,218,098	426,312
Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	7,948,371	192,112
		618,424
International Bond Fund (14.8%)
Vanguard Total International Bond Index Fund Admiral Shares	8,485,951	179,054

Total Investments (99.6%) (Cost $1,217,162)		1,201,952
Other Assets and Liabilities-Net (0.4%)		4,900
Net Assets (100%)		1,206,852
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2015, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At December 31, 2015, the cost of investment securities for tax purposes was $1,217,162,000. Net unrealized depreciation of investment securities for tax purposes was $15,210,000, consisting of unrealized gains of $126,000 on securities that had risen in value since their purchase and $15,336,000 in unrealized losses on securities that had fallen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

Institutional Target Retirement 2010 Fund

		Current Period Transactions
	Sept. 30,		Proceeds			Dec. 31,
	2015		from		Capital Gain	2015
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity
Fund	—	NA2	NA2	—	—	—
Vanguard Short-Term Inflation-
Protected Securities Index
Fund	116,769	76,086	85	—	—	192,112
Vanguard Total Bond Market II
Index Fund	278,485	156,737	3,415	2,162	626	426,312
Vanguard Total International
Bond Index Fund	119,137	60,553	300	1,002	—	179,054
Vanguard Total International
Stock Index Fund	107,919	54,352	723	1,206	—	162,433
Vanguard Total Stock Market
Index Fund	162,215	77,766	6,702	1,335	—	242,041
Total	784,525	425,494	11,225	5,705	626	1,201,952
1 Includes net realized gain (loss) on affiliated investment securities sold of $558,000.
[2] Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Institutional Target Retirement 2015 Fund

Schedule of Investments
As of December 31, 2015

		Market
		Value
	Shares	($000)
Investment Companies (99.6%)
U.S. Stock Fund (28.6%)
Vanguard Total Stock Market Index Fund Institutional Shares	23,047,150	1,170,795

International Stock Fund (19.0%)
Vanguard Total International Stock Index Fund Investor Shares	53,892,598	780,904

U.S. Bond Funds (39.5%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	115,848,013	1,227,989
Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	16,146,020	390,249
		1,618,238
International Bond Fund (12.5%)
Vanguard Total International Bond Index Fund Admiral Shares	24,378,434	514,385

Total Investments (99.6%) (Cost $4,148,520)		4,084,322
Other Assets and Liabilities-Net (0.4%)		16,470
Net Assets (100%)		4,100,792
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2015, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At December 31, 2015, the cost of investment securities for tax purposes was $4,148,520,000. Net unrealized depreciation of investment securities for tax purposes was $64,198,000, consisting of unrealized gains of $718,000 on securities that had risen in value since their purchase and $64,916,000 in unrealized losses on securities that had fallen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

Institutional Target Retirement 2015 Fund

		Current Period Transactions
	Sept. 30,		Proceeds			Dec. 31,
	2015		from		Capital Gain	2015
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity
Fund	—	NA2	NA2	1	—	—
Vanguard Short-Term Inflation-
Protected Securities Index
Fund	239,804	151,794	—	—	—	390,249
Vanguard Total Bond Market II
Index Fund	833,132	419,329	8,324	6,401	1,807	1,227,989
Vanguard Total International
Bond Index Fund	356,208	159,800	690	2,955	—	514,385
Vanguard Total International
Stock Index Fund	542,515	242,970	10,227	5,767	—	780,904
Vanguard Total Stock Market
Index Fund	815,601	334,484	25,461	6,436	—	1,170,795
Total	2,787,260	1,308,377	44,702	21,560	1,807	4,084,322
1 Includes net realized gain (loss) on affiliated investment securities sold of $555,000.
[2] Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Institutional Target Retirement 2020 Fund

Schedule of Investments
As of December 31, 2015

		Market
		Value
	Shares	($000)
Investment Companies (99.8%)
U.S. Stock Fund (34.9%)
Vanguard Total Stock Market Index Fund Institutional Shares	51,260,036	2,604,010

International Stock Fund (23.1%)
Vanguard Total International Stock Index Fund Investor Shares	118,966,708	1,723,827

U.S. Bond Funds (30.0%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	199,128,555	2,110,763
Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	5,546,628	134,062
		2,244,825
International Bond Fund (11.8%)
Vanguard Total International Bond Index Fund Admiral Shares	41,898,653	884,061

Total Investment Companies (Cost $7,576,872)		7,456,723
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.363% (Cost $4,121)	4,120,687	4,121

Total Investments (99.9%) (Cost $7,580,993)		7,460,844
Other Assets and Liabilities-Net (0.1%)		7,942
Net Assets (100%)		7,468,786
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2015, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At December 31, 2015, the cost of investment securities for tax purposes was $7,580,993,000. Net unrealized depreciation of investment securities for tax purposes was $120,149,000, consisting of unrealized gains of $912,000 on securities that had risen in value since their purchase and $121,061,000 in unrealized losses on securities that had fallen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

Institutional Target Retirement 2020 Fund

		Current Period Transactions
	Sept. 30,		Proceeds			Dec. 31,
	2015		from		Capital Gain	2015
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity
Fund	—	NA2	NA2	2	—	4,121
Vanguard Short-Term Inflation-
Protected Securities Index
Fund	38,623	95,750	92	—	—	134,062
Vanguard Total Bond Market II
Index Fund	1,354,847	786,540	3,676	10,648	3,045	2,110,763
Vanguard Total International
Bond Index Fund	579,463	306,323	100	4,934	—	884,061
Vanguard Total International
Stock Index Fund	1,141,341	573,894	1,198	12,696	—	1,723,827
Vanguard Total Stock Market
Index Fund	1,715,727	797,349	3,986	13,984	—	2,604,010
Total	4,830,001	2,559,856	9,052	42,264	3,045	7,460,844
1 Includes net realized gain (loss) on affiliated investment securities sold of $3,043,000.
[2] Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Institutional Target Retirement 2025 Fund

Schedule of Investments
As of December 31, 2015

		Market
		Value
	Shares	($000)
Investment Companies (99.8%)
U.S. Stock Fund (39.6%)
Vanguard Total Stock Market Index Fund Institutional Shares	64,571,476	3,280,231

International Stock Fund (26.3%)
Vanguard Total International Stock Index Fund Investor Shares	150,548,134	2,181,443

U.S. Bond Fund (24.0%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	187,827,187	1,990,968

International Bond Fund (9.9%)
Vanguard Total International Bond Index Fund Admiral Shares	38,909,674	820,994

Total Investment Companies (Cost $8,424,146)		8,273,636
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.363% (Cost $795)	795,446	795

Total Investments (99.8%) (Cost $8,424,941)		8,274,431
Other Assets and Liabilities-Net (0.2%)		16,334
Net Assets (100%)		8,290,765
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest ates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine he fair value of investments).

At December 31, 2015, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At December 31, 2015, the cost of investment securities for tax purposes was $8,424,941,000. Net unrealized depreciation of investment securities for tax purposes was $150,510,000, consisting of unrealized gains of $940,000 on securities that had risen in value since their purchase and $151,450,000 in unrealized losses on securities that had fallen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

Institutional Target Retirement 2025 Fund

		Current Period Transactions
	Sept. 30,		Proceeds			Dec. 31,
	2015		from		Capital Gain	2015
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity
Fund	1,149	NA2	NA2	3	—	795
Vanguard Total Bond Market II
Index Fund	1,240,362	779,355	3,519	9,903	2,802	1,990,968
Vanguard Total International
Bond Index Fund	530,530	292,016	—	4,575	—	820,994
Vanguard Total International
Stock Index Fund	1,429,484	739,788	—	15,939	—	2,181,443
Vanguard Total Stock Market
Index Fund	2,148,480	1,009,323	—	17,556	—	3,280,231
Total	5,350,005	2,820,482	3,519	47,976	2,802	8,274,431
1 Includes net realized gain (loss) on affiliated investment securities sold of $2,809,000
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Institutional Target Retirement 2030 Fund

Schedule of Investments
As of December 31, 2015

		Market
		Value
	Shares	($000)
Investment Companies (99.8%)
U.S. Stock Fund (44.3%)
Vanguard Total Stock Market Index Fund Institutional Shares	61,539,041	3,126,183

International Stock Fund (29.0%)
Vanguard Total International Stock Index Fund Investor Shares	141,522,082	2,050,655

U.S. Bond Fund (18.7%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	124,256,192	1,317,116

International Bond Fund (7.8%)
Vanguard Total International Bond Index Fund Admiral Shares	26,213,519	553,105

Total Investment Companies (Cost $7,172,147)		7,047,059
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.363% (Cost $1,458)	1,457,883	1,458

Total Investments (99.8%) (Cost $7,173,605)		7,048,517
Other Assets and Liabilities-Net (0.2%)		17,392
Net Assets (100%)		7,065,909
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2015, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At December 31, 2015, the cost of investment securities for tax purposes was $7,173,605,000. Net unrealized depreciation of investment securities for tax purposes was $125,088,000, consisting of unrealized gains of $470,000 on securities that had risen in value since their purchase and $125,558,000 in unrealized losses on securities that had fallen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

Institutional Target Retirement 2030 Fund

		Current Period Transactions
	Sept. 30,		Proceeds			Dec. 31,
	2015		from		Capital Gain	2015
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity
Fund	1,392	NA2	NA2	2	—	1,458
Vanguard Total Bond Market II
Index Fund	793,825	540,162	528	6,381	1,833	1,317,116
Vanguard Total International
Bond Index Fund	339,132	214,987	—	2,962	—	553,105
Vanguard Total International
Stock Index Fund	1,313,362	727,053	—	15,008	—	2,050,655
Vanguard Total Stock Market
Index Fund	1,974,456	1,042,311	821	16,531	—	3,126,183
Total	4,422,167	2,524,513	1,349	40,884	1,833	7,048,517
1 Includes net realized gain (loss) on affiliated investment securities sold of $1,833,000
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Institutional Target Retirement 2035 Fund

Schedule of Investments
As of December 31, 2015

		Market
		Value
	Shares	($000)
Investment Companies (99.7%)
U.S. Stock Fund (48.7%)
Vanguard Total Stock Market Index Fund Institutional Shares	61,578,938	3,128,210

International Stock Fund (32.1%)
Vanguard Total International Stock Index Fund Investor Shares	142,047,600	2,058,270

U.S. Bond Fund (13.3%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	80,284,255	851,013

International Bond Fund (5.6%)
Vanguard Total International Bond Index Fund Admiral Shares	16,983,395	358,349

Total Investment Companies (Cost $6,523,793)		6,395,842
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.363% (Cost $2,244)	2,243,813	2,244

Total Investments (99.7%) (Cost $6,526,037)		6,398,086
Other Assets and Liabilities-Net (0.3%)		16,798
Net Assets (100%)		6,414,884
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2015, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At December 31, 2015, the cost of investment securities for tax purposes was $6,526,037,000. Net unrealized depreciation of investment securities for tax purposes was $127,951,000, consisting of unrealized gains of $444,000 on securities that had risen in value since their purchase and $128,395,000 in unrealized losses on securities that had fallen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

Institutional Target Retirement 2035 Fund

		Current Period Transactions
	Sept. 30,		Proceeds			Dec. 31,
	2015		from		Capital Gain	2015
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000 )
Vanguard Market Liquidity
Fund	2,065	NA2	NA2	2	—	2,244
Vanguard Total Bond Market II
Index Fund	512,800	348,890	—	4,160	1,193	851,013
Vanguard Total International
Bond Index Fund	218,725	140,272	—	1,932	—	358,349
Vanguard Total International
Stock Index Fund	1,318,190	729,103	—	15,118	—	2,058,270
Vanguard Total Stock Market
Index Fund	1,980,900	1,035,335	600	16,654	—	3,128,210
Total	4,032,680	2,253,600	600	37,866	1,193	6,398,086
1 Includes net realized gain (loss) on affiliated investment securities sold of $1,193,000
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Institutional Target Retirement 2040 Fund

Schedule of Investments
As of December 31, 2015

		Market
		Value
	Shares	($000)
Investment Companies (99.6%)
U.S. Stock Fund (53.1%)
Vanguard Total Stock Market Index Fund Institutional Shares	54,095,725	2,748,063

International Stock Fund (35.4%)
Vanguard Total International Stock Index Fund Investor Shares	126,390,766	1,831,402

U.S. Bond Fund (7.8%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	38,137,007	404,252

International Bond Fund (3.3%)
Vanguard Total International Bond Index Fund Admiral Shares	8,149,939	171,964

Total Investment Companies (Cost $5,252,334)		5,155,681
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.363% (Cost $2,060)	2,059,600	2,060

Total Investments (99.6%) (Cost $5,254,394)		5,157,741
Other Assets and Liabilities-Net (0.4%)		18,562
Net Assets (100%)		5,176,303
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2015, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At December 31, 2015, the cost of investment securities for tax purposes was $5,254,394,000. Net unrealized depreciation of investment securities for tax purposes was $96,653,000, consisting of unrealized gains of $105,000 on securities that had risen in value since their purchase and $96,758,000 in unrealized losses on securities that had fallen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

Institutional Target Retirement 2040 Fund

		Current Period Transactions
	Sept. 30,		Proceeds			Dec. 31,
	2015		from		Capital Gain	2015
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity
Fund	346	NA2	NA2	2	—	2,060
Vanguard Total Bond Market II
Index Fund	226,547	183,072	356	1,920	567	404,252
Vanguard Total International
Bond Index Fund	96,424	75,868	—	901	—	171,964
Vanguard Total International
Stock Index Fund	1,079,927	745,567	—	13,235	—	1,831,402
Vanguard Total Stock Market
Index Fund	1,622,736	1,035,880	650	14,578	—	2,748,063
Total	3,025,980	2,040,387	1,006	30,636	567	5,157,741
1 Includes net realized gain (loss) on affiliated investment securities sold of $566,000
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Institutional Target Retirement 2045 Fund

Schedule of Investments
As of December 31, 2015

		Market
		Value
	Shares	($000)
Investment Companies (99.5%)
U.S. Stock Fund (53.7%)
Vanguard Total Stock Market Index Fund Institutional Shares	41,879,331	2,127,470

International Stock Fund (35.8%)
Vanguard Total International Stock Index Fund Investor Shares	97,753,577	1,416,449

U.S. Bond Fund (7.0%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	26,199,156	277,711

International Bond Fund (3.0%)
Vanguard Total International Bond Index Fund Admiral Shares	5,645,692	119,124

Total Investment Companies (Cost $4,019,925)		3,940,754
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.363% (Cost $1,340)	1,340,000	1,340

Total Investments (99.6%) (Cost $4,021,265)		3,942,094
Other Assets and Liabilities-Net (0.4%)		17,243
Net Assets (100%)		3,959,337
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2015, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At December 31, 2015, the cost of investment securities for tax purposes was $4,021,265,000. Net unrealized depreciation of investment securities for tax purposes was $79,171,000, consisting of unrealized gains of $127,000 on securities that had risen in value since their purchase and $79,298,000 in unrealized losses on securities that had fallen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

Institutional Target Retirement 2045 Fund

		Current Period Transactions
	Sept. 30,		Proceeds			Dec. 31,
	2015		from		Capital Gain	2015
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity
Fund	1,965	NA2	NA2	2	—	1,340
Vanguard Total Bond Market II
Index Fund	160,753	120,642	192	1,362	406	277,711
Vanguard Total International
Bond Index Fund	68,451	50,896	—	643	—	119,124
Vanguard Total International
Stock Index Fund	831,050	580,770	—	10,205	—	1,416,449
Vanguard Total Stock Market
Index Fund	1,249,582	809,256	—	11,269	—	2,127,470

Total	2,311,801	1,561,564	192	23,481	406	3,942,094
1 Includes net realized gain (loss) on affiliated investment securities sold of $406,000
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Institutional Target Retirement 2050 Fund

Schedule of Investments
As of December 31, 2015

		Market
		Value
	Shares	($000)
Investment Companies (99.3%)
U.S. Stock Fund (53.7%)
Vanguard Total Stock Market Index Fund Institutional Shares	23,951,683	1,216,745

International Stock Fund (35.7%)
Vanguard Total International Stock Index Fund Investor Shares	55,840,766	809,133

U.S. Bond Fund (7.0%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	14,922,330	158,177

International Bond Fund (2.9%)
Vanguard Total International Bond Index Fund Admiral Shares	3,180,348	67,105

Total Investment Companies (Cost $2,293,934)		2,251,160
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.363% (Cost $1,361)	1,360,514	1,361

Total Investments (99.4%) (Cost $2,295,295)		2,252,521
Other Assets and Liabilities-Net (0.6%)		13,997
Net Assets (100%)		2,266,518
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2015, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At December 31, 2015, the cost of investment securities for tax purposes was $2,295,295,000. Net unrealized depreciation of investment securities for tax purposes was $42,774,000, consisting of unrealized gains of $48,000 on securities that had risen in value since their purchase and $42,822,000 in unrealized losses on securities that had fallen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

Institutional Target Retirement 2050 Fund

		Current Period Transactions
	Sept. 30,		Proceeds			Dec. 31,
	2015		from		Capital Gain	2015
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity
Fund	734	NA2	NA2	1	—	1,361
Vanguard Total Bond Market II
Index Fund	87,453	72,737	46	757	226	158,177
Vanguard Total International
Bond Index Fund	37,205	30,041	—	356	—	67,105
Vanguard Total International
Stock Index Fund	451,990	355,947	—	5,735	—	809,133
Vanguard Total Stock Market
Index Fund	679,621	500,732	51	6,317	—	1,216,745
Total	1,257,003	959,457	97	13,166	226	2,252,521
1 Includes net realized gain (loss) on affiliated investment securities sold of $217,000
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Institutional Target Retirement 2055 Fund

Schedule of Investments
As of December 31, 2015

		Market
		Value
	Shares	($000)
Investment Companies (99.1%)
U.S. Stock Fund (53.7%)
Vanguard Total Stock Market Index Fund Institutional Shares	7,443,329	378,121

International Stock Fund (35.4%)
Vanguard Total International Stock Index Fund Investor Shares	17,170,568	248,802

U.S. Bond Fund (7.0%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	4,642,310	49,209

International Bond Fund (3.0%)
Vanguard Total International Bond Index Fund Admiral Shares	997,842	21,054

Total Investments (99.1%) (Cost $708,146)		697,186
Other Assets and Liabilities-Net (0.9%)		6,120
Net Assets (100%)		703,306
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2015, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At December 31, 2015, the cost of investment securities for tax purposes was $708,146,000. Net unrealized depreciation of investment securities for tax purposes was $10,960,000, consisting of unrealized gains of $9,000 on securities that had risen in value since their purchase and $10,969,000 in unrealized losses on securities that had fallen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

Institutional Target Retirement 2055 Fund

		Current Period Transactions
	Sept. 30,		Proceeds			Dec. 31,
	2015		from		Capital Gain	2015
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity
Fund	—	NA2	NA2	1	—	—
Vanguard Total Bond Market II
Index Fund	25,919	23,934	54	225	69	49,209
Vanguard Total International
Bond Index Fund	11,079	10,020	—-	107	—	21,054
Vanguard Total International
Stock Index Fund	133,894	114,568	—-	1,749	—	248,802
Vanguard Total Stock Market
Index Fund	201,284	166,523	355	1,926	—	378,121
Total	372,176	315,045	409	4,008	69	697,186
1 Includes net realized gain (loss) on affiliated investment securities sold of $68,000
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Institutional Target Retirement 2060 Fund

Schedule of Investments
As of December 31, 2015

		Market
		Value
	Shares	($000)
Investment Companies (99.3%)
U.S. Stock Fund (53.6%)
Vanguard Total Stock Market Index Fund Institutional Shares	1,651,675	83,905

International Stock Fund (35.7%)
Vanguard Total International Stock Index Fund Investor Shares	3,858,298	55,907

U.S. Bond Fund (7.0%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	1,031,471	10,934

International Bond Fund (3.0%)
Vanguard Total International Bond Index Fund Admiral Shares	220,383	4,650

Total Investments (99.3%) (Cost $159,126)		155,396
Other Assets and Liabilities-Net (0.7%)		1,167
Net Assets (100%)		156,563
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2015, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At December 31, 2015, the cost of investment securities for tax purposes was $159,126,000. Net unrealized depreciation of investment securities for tax purposes was $3,730,000, consisting of unrealized gains of $10,000 on securities that had risen in value since their purchase and $3,740,000 in unrealized losses on securities that had fallen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

Institutional Target Retirement 2060 Fund

		Current Period Transactions
	Sept. 30,		Proceeds			Dec. 31,
	2015		from		Capital Gain	2015
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity
Fund	133	NA2	NA2	—	—	—
Vanguard Total Bond Market II
Index Fund	6,596	4,774	298	54	15	10,934
Vanguard Total International
Bond Index Fund	2,816	1,926	82	25	—	4,650
Vanguard Total International
Stock Index Fund	34,059	22,218	556	397	—	55,907
Vanguard Total Stock Market
Index Fund	51,191	31,077	1,094	437	—	83,905
Total	94,795	59,995	2,030	913	15	155,396
1 Includes net realized gain (loss) on affiliated investment securities sold of $9,000
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Institutional Target Retirement Income Fund

Schedule of Investments
As of December 31, 2015

		Market
		Value
	Shares	($000)
Investment Companies (99.7%)
U.S. Stock Fund (17.8%)
Vanguard Total Stock Market Index Fund Institutional Shares	4,796,071	243,640

International Stock Fund (11.9%)
Vanguard Total International Stock Index Fund Investor Shares	11,225,302	162,655

U.S. Bond Funds (54.4%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	47,743,649	506,083
Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	9,848,483	238,038
		744,121
International Bond Fund (15.6%)
Vanguard Total International Bond Index Fund Admiral Shares	10,152,368	214,215

Total Investments (99.7%) (Cost $1,380,289)		1,364,631
Other Assets and Liabilities-Net (0.3%)		3,798
Net Assets (100%)		1,368,429
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2015, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At December 31, 2015, the cost of investment securities for tax purposes was $1,380,289,000. Net unrealized depreciation of investment securities for tax purposes was $15,658,000, consisting of unrealized gains of $203,000 on securities that had risen in value since their purchase and $15,861,000 in unrealized losses on securities that had fallen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

Institutional Target Retirement Income Fund

		Current Period Transactions
	Sept. 30,		Proceeds			Dec. 31,
	2015		from		Capital Gain	2015
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity
Fund	—	NA2	NA2	—	—	—
Vanguard Short-Term Inflation-
Protected Securities Index
Fund	141,569	97,351	54	—	—	238,038
Vanguard Total Bond Market II
Index Fund	313,346	204,427	5,250	2,522	744	506,083
Vanguard Total International
Bond Index Fund	133,965	82,230	1,573	1,181	—	214,215
Vanguard Total International
Stock Index Fund	101,436	60,832	362	1,176	—	162,655
Vanguard Total Stock Market
Index Fund	152,504	90,396	7,706	1,296	—	243,640
Total	842,820	535,236	14,945	6,175	744	1,364,631
1 Includes net realized gain (loss) on affiliated investment securities sold of $627,000.
[2] Not applicable—purchases and sales are for temporary cash investment purposes.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD CHESTER FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CHESTER FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: February 18, 2016
VANGUARD CHESTER FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: February 18, 2016

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.